Accounts receivable and amounts due from related parties	12 Months Ended
Dec. 31, 2016
Accounts receivable and amounts due from related parties
Accounts receivable and amounts due from related parties

4. Accounts receivable and amounts due from related parties

Accounts receivable of RMB26,008,543 and RMB52,111,944 at December 31, 2015 and 2016, respectively, consists of following:

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Within 1 year	26,008,543	52,111,944	7,505,681
Total	26,008,543	52,111,944	7,505,681

Amounts due from related parties of RMB11,923,607 and RMB133,560,483 at December 31, 2015 and 2016 respectively. Composition of amounts due from related parties is disclosure in Note 20.

Group establishes an allowance policy for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

The allowance for either accounts receivable or amounts due from related parties was nil for all periods presented.